CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Series A convertible preferred shares Preferred Shares	Series B convertible preferred shares Preferred Shares	Ordinary shares.	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Treasury stock at cost	Total
Balance at Dec. 31, 2011	$ 5,000	$ 11,270	$ 2	$ 5,668	$ (22)	$ (57,980)		$ (36,062)
Balance (in shares) at Dec. 31, 2011	15,000,000	17,522,725	32,198,411
Increase (Decrease) in Stockholders' Equity
Vesting of nonvested shares (in shares)			4,482,147
Share-based compensation				2,695				2,695
Accretion for Series C convertible redeemable preferred shares						(2,971)		(2,971)
Net loss						(4,230)		(4,230)
Beneficial conversion feature of convertible notes				2,096				2,096
Foreign currency translation adjustments, net of tax of nil					(8)			(8)
Balance at Dec. 31, 2012	5,000	11,270	2	10,459	(30)	(65,181)		(38,480)
Balance (in shares) at Dec. 31, 2012	15,000,000	17,522,725	36,680,558
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon IPO	(5,000)	(11,270)	3	59,359				43,092
Conversion of preferred shares upon IPO (in shares)	(15,000,000)	(17,522,725)	42,174,290
Conversion of convertible notes upon IPO				8,000				8,000
Conversion of convertible notes upon IPO (in shares)			2,224,610
Issuance of common shares upon IPO (net of offering costs of $9,883)			2	70,795				70,797
Issuance of common shares upon IPO (in shares)			16,984,736
Vesting of nonvested shares (in shares)			767,397
Exercise of share options				193				193
Exercise of share options (in shares)			363,400
Share-based compensation				4,318				4,318
Accretion for Series C convertible redeemable preferred shares						(1,621)		(1,621)
Net loss						(4,819)		(4,819)
Foreign currency translation adjustments, net of tax of nil					(89)			(89)
Balance at Dec. 31, 2013			7	153,124	(119)	(71,621)		81,391
Balance (in shares) at Dec. 31, 2013			99,194,991
Increase (Decrease) in Stockholders' Equity
Vesting of nonvested shares (in shares)			611,010
Exercise of share options				230				230
Exercise of share options (in shares)			548,800
Share-based compensation				2,518				2,518
Repurchase of ordinary shares							(10,957)	(10,957)
Repurchase of ordinary shares (in share)			(3,737,452)
Net loss						(29,987)		(29,987)
Foreign currency translation adjustments, net of tax of nil					(12)			(12)
Balance at Dec. 31, 2014			$ 7	$ 155,872	$ (131)	$ (101,608)	$ (10,957)	$ 43,183
Balance (in shares) at Dec. 31, 2014			96,617,349